UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio Class (QAAGWX)

This annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio Class	$51	0.50%

What drove fund performance during the past 12 months?

  U.S. Treasury bill yields, which tend to track the federal funds target rate, declined about 70 basis points for the year, as the Federal Reserve reduced the fed funds rate by 25 basis points three times in the final months of the year. At the end of 2025, the fed funds target was in the 3.50% to 3.75% range. Short- and intermediate-term U.S. Treasury yields had a comparable decline.

  Compared with the style-specific Bloomberg 1–3 Year U.S. Government/Credit Bond Index, our overweight to investment-grade corporates relative to Treasuries, coupled with an increase to out-of-benchmark securitized allocations, substantially contributed to relative performance. Our security selection choices within investment-grade corporate bonds were also additive, especially within BBB and A rated bonds.

  Key rate positioning was a neutral contributor to overall performance throughout the year, as exposure to the five-year rate negatively impacted performance, offsetting gains from a relative-to-the-benchmark overweight to the six-month and two-year rates.

  The fund seeks to provide a high level of income with moderate fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. We focused on additions in securitized sectors, notably mortgage-backed securities and collateralized loan obligations, and our allocation in those sectors ended higher.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Limited-Term Bond Portfolio Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,072	10,303	10,098
2016	10,170	10,531	10,165
2016	10,185	10,580	10,168
2016	10,137	10,265	10,128
2017	10,172	10,349	10,169
2017	10,230	10,498	10,201
2017	10,246	10,587	10,235
2017	10,243	10,628	10,214
2018	10,222	10,473	10,193
2018	10,247	10,456	10,222
2018	10,281	10,458	10,256
2018	10,364	10,630	10,377
2019	10,515	10,942	10,502
2019	10,668	11,279	10,658
2019	10,754	11,535	10,732
2019	10,815	11,556	10,795
2020	10,607	11,920	10,977
2020	11,088	12,265	11,106
2020	11,207	12,341	11,132
2020	11,325	12,424	11,155
2021	11,367	12,005	11,150
2021	11,384	12,224	11,155
2021	11,397	12,231	11,165
2021	11,339	12,232	11,102
2022	11,049	11,506	10,826
2022	10,884	10,966	10,758
2022	10,737	10,445	10,599
2022	10,827	10,641	10,693
2023	10,977	10,956	10,854
2023	10,968	10,863	10,814
2023	11,061	10,512	10,893
2023	11,362	11,229	11,186
2024	11,448	11,142	11,233
2024	11,572	11,149	11,340
2024	11,900	11,728	11,676
2024	11,926	11,369	11,673
2025	12,129	11,685	11,863
2025	12,285	11,826	12,014
2025	12,445	12,067	12,157
2025	12,607	12,199	12,297

202501-4140694, 202601-5111991

E303-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Limited-Term Bond Portfolio (Limited-Term Bond Portfolio Class)	5.71%	2.17%	2.34%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	7.30	-0.36	2.01
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.35	1.97	2.09

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$210,350
  Number of Portfolio Holdings880
  Investment Advisory Fees Paid (000s)$386
  Portfolio Turnover Rate96.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	38.3%
Asset-Backed Securities	20.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	17.6
Non-U.S. Government Mortgage-Backed Securities	9.0
U.S. Government & Agency Mortgage-Backed Securities	8.0
Foreign Government Obligations & Municipalities	2.5
Commercial Paper	2.5
Securities Lending Collateral	0.5
Short-Term and Other	1.6

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.1%
Federal National Mortgage Assn.	3.8
Federal Home Loan Mortgage	2.8
Government National Mortgage Assn.	1.4
KKR	1.2
Crown Castle	0.9
CVS Health	0.8
HCA	0.7
Structured Agency Credit Risk Debt Notes	0.7
SBA Tower Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio Class (QAAGWX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio-II Class (QAAGUX)

This annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio-II Class	$77	0.75%

What drove fund performance during the past 12 months?

  U.S. Treasury bill yields, which tend to track the federal funds target rate, declined about 70 basis points for the year, as the Federal Reserve reduced the fed funds rate by 25 basis points three times in the final months of the year. At the end of 2025, the fed funds target was in the 3.50% to 3.75% range. Short- and intermediate-term U.S. Treasury yields had a comparable decline.

  Compared with the style-specific Bloomberg 1–3 Year U.S. Government/Credit Bond Index, our overweight to investment-grade corporates relative to Treasuries, coupled with an increase to out-of-benchmark securitized allocations, substantially contributed to relative performance. Our security selection choices within investment-grade corporate bonds were also additive, especially within BBB and A rated bonds.

  Key rate positioning was a neutral contributor to overall performance throughout the year, as exposure to the five-year rate negatively impacted performance, offsetting gains from a relative-to-the-benchmark overweight to the six-month and two-year rates.

  The fund seeks to provide a high level of income with moderate fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. We focused on additions in securitized sectors, notably mortgage-backed securities and collateralized loan obligations, and our allocation in those sectors ended higher.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Limited-Term Bond Portfolio-II Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,067	10,303	10,098
2016	10,158	10,531	10,165
2016	10,167	10,580	10,168
2016	10,112	10,265	10,128
2017	10,142	10,349	10,169
2017	10,194	10,498	10,201
2017	10,204	10,587	10,235
2017	10,194	10,628	10,214
2018	10,167	10,473	10,193
2018	10,185	10,456	10,222
2018	10,234	10,458	10,256
2018	10,289	10,630	10,377
2019	10,432	10,942	10,502
2019	10,578	11,279	10,658
2019	10,656	11,535	10,732
2019	10,710	11,556	10,795
2020	10,497	11,920	10,977
2020	10,967	12,265	11,106
2020	11,079	12,341	11,132
2020	11,188	12,424	11,155
2021	11,223	12,005	11,150
2021	11,233	12,224	11,155
2021	11,239	12,231	11,165
2021	11,174	12,232	11,102
2022	10,880	11,506	10,826
2022	10,710	10,966	10,758
2022	10,558	10,445	10,599
2022	10,640	10,641	10,693
2023	10,781	10,956	10,854
2023	10,765	10,863	10,814
2023	10,850	10,512	10,893
2023	11,138	11,229	11,186
2024	11,215	11,142	11,233
2024	11,330	11,149	11,340
2024	11,645	11,728	11,676
2024	11,662	11,369	11,673
2025	11,854	11,685	11,863
2025	11,999	11,826	12,014
2025	12,148	12,067	12,157
2025	12,298	12,199	12,297

202501-4140694, 202601-5111991

E353-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Limited-Term Bond Portfolio (Limited-Term Bond Portfolio-II Class)	5.46%	1.91%	2.09%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	7.30	-0.36	2.01
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	5.35	1.97	2.09

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$210,350
  Number of Portfolio Holdings880
  Investment Advisory Fees Paid (000s)$386
  Portfolio Turnover Rate96.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	38.3%
Asset-Backed Securities	20.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	17.6
Non-U.S. Government Mortgage-Backed Securities	9.0
U.S. Government & Agency Mortgage-Backed Securities	8.0
Foreign Government Obligations & Municipalities	2.5
Commercial Paper	2.5
Securities Lending Collateral	0.5
Short-Term and Other	1.6

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.1%
Federal National Mortgage Assn.	3.8
Federal Home Loan Mortgage	2.8
Government National Mortgage Assn.	1.4
KKR	1.2
Crown Castle	0.9
CVS Health	0.8
HCA	0.7
Structured Agency Credit Risk Debt Notes	0.7
SBA Tower Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio-II Class (QAAGUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
Limited-Term Bond Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Limited-Term Bond Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 4 .69 $ 4 .66 $ 4 .59 $ 4 .91 $ 5 .00
Investment activities
Net investment income
(1)(2)
0 .20 0 .20 0 .15 0 .09 0 .07
Net realized and unrealized gain/loss 0 .06 0 .03 0 .07 ( 0 .31 ) ( 0 .06 )
Total from investment activities 0 .26 0 .23 0 .22 ( 0 .22 ) 0 .01
Distributions
Net investment income ( 0 .20 ) ( 0 .20 ) ( 0 .15 ) ( 0 .09 ) ( 0 .07 )
Net realized gain – – – ( 0 .01 ) ( 0 .03 )
Total distributions ( 0 .20 ) ( 0 .20 ) ( 0 .15 ) ( 0 .10 ) ( 0 .10 )
NET ASSET VALUE
End of period $ 4 .75 $ 4 .69 $ 4 .66 $ 4 .59 $ 4 .91
Ratios/Supplemental Data
Total return
(2)(3)
5 .71% 4 .96% 4 .94% ( 4 .52 ) % 0 .13%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .60% 0 .63% 0 .70% 0 .70% 0 .70%
Net expenses after waivers/payments by Price
Associates 0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income 4 .29% 4 .22% 3 .32% 1 .93% 1 .31%
Portfolio turnover rate 96 .2% 123 .7% 72 .5% 86 .3% 64 .3%
Net assets, end of period (in thousands) $ 187,049 $ 172,503 $ 168,464 $ 161,043 $ 171,166
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. Rowe Price Limited-Term Bond Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio-II Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 4 .67 $ 4 .64 $ 4 .57 $ 4 .89 $ 4 .98
Investment activities
Net investment income
(1)(2)
0 .19 0 .19 0 .14 0 .08 0 .05
Net realized and unrealized gain/loss 0 .06 0 .02 0 .07 ( 0 .31 ) ( 0 .06 )
Total from investment activities 0 .25 0 .21 0 .21 ( 0 .23 ) ( 0 .01 )
Distributions
Net investment income ( 0 .19 ) ( 0 .18 ) ( 0 .14 ) ( 0 .08 ) ( 0 .05 )
Net realized gain – – – ( 0 .01 ) ( 0 .03 )
Total distributions ( 0 .19 ) ( 0 .18 ) ( 0 .14 ) ( 0 .09 ) ( 0 .08 )
NET ASSET VALUE
End of period $ 4 .73 $ 4 .67 $ 4 .64 $ 4 .57 $ 4 .89
Ratios/Supplemental Data
Total return
(2)(3)
5 .46% 4 .70% 4 .69% ( 4 .78 ) % ( 0 .13 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .85% 0 .87% 0 .95% 0 .95% 0 .95%
Net expenses after waivers/payments by Price
Associates 0 .75% 0 .75% 0 .75% 0 .75% 0 .75%
Net investment income 4 .04% 3 .98% 3 .07% 1 .69% 1 .06%
Portfolio turnover rate 96 .2% 123 .7% 72 .5% 86 .3% 64 .3%
Net assets, end of period (in thousands) $ 23,301 $ 19,785 $ 17,039 $ 17,217 $ 18,786
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Limited-Term Bond Portfolio
December 31, 2025

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 20.0%
Car Loan  5.3%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 2 2
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 78 79
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 119 121
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 145 147
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 208 209
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 232 233
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 232 234
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 235
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 417
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 112 113
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 67 67
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 100 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.974%, 12/26/31 (1) 98 99
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 269
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 179
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 102
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  135 140
Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  140 143
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  100 103
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  65 66
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  65 66
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  290 297
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 186
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 13 13
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 200 202
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 480 490
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 208 210
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  105 105
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 50 51
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  110 111
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  70 70
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  250 251
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  70 70
Exeter Select Automobile Receivables
Trust
Series 2025-1, Class B
4.87%, 8/15/31  135 136
Exeter Select Automobile Receivables
Trust
Series 2025-2, Class B
4.63%, 11/17/31  70 70
Exeter Select Automobile Receivables
Trust
Series 2025-2, Class C
4.91%, 12/15/31  145 146

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  135 136
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 414
Ford Credit Floorplan Master Owner Trust
A
Series 2023-1, Class C
5.75%, 5/15/28 (1) 115 116
Ford Credit Floorplan Master Owner Trust
A
Series 2023-1, Class D
6.62%, 5/15/28 (1) 135 136
Ford Credit Floorplan Master Owner Trust
A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 140 142
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 40
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1
4.73%, 11/15/29 (1) 110 111
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class B
4.98%, 11/15/29 (1) 265 268
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 147 150
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 314 317
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 232 234
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 105 106
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 215 218
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 25 25
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 40 40
Navistar Financial Dealer Note Master
Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 45 45
Navistar Financial Dealer Note Master
Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 20 20
Par/Shares $ Value
(Amounts in 000s)
Porsche Innovative Lease Owner Trust
Series 2025-1A, Class A4
4.69%, 11/20/30 (1) 100 102
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 107 109
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 123 125
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 163 165
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 163 165
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 222 224
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 222 224
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 250 251
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  35 35
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  271 270
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  79 79
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  220 220
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 265 268
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 59 60
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 50 50
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 19 19
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 59 60
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 25 26
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 54 54
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 105 105

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Wheels Fleet Lease Funding 1
Series 2025-3A, Class C
4.79%, 9/18/40 (1) 170 170
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 154
11,187
Home Equity  0.1%
Santander Mortgage Asset Receivable
Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 274 274
274
Other Asset-Backed Securities  14.0%
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 247 248
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 175 176
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 180 181
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 380 381
Alinea
Series 2018-1A, Class AR, CLO, FRN
3M TSFR + 0.90%, 4.784%, 7/20/31 (1) 5 5
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.034%, 7/20/31 (1) 250 250
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.819%, 7/20/36 (1) 300 300
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 507 494
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 77 77
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 120 122
Balboa Bay Loan Funding
Series 2023-1A, Class ARR, CLO, FRN
3M TSFR + 1.16%, 5.044%, 4/20/36 (1) 250 250
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.481%, 1/24/35 (1) 570 570
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.052%, 5/17/31 (1) 250 250
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.402%, 5/17/31 (1) 250 250
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 7/15/34 (1) 250 250
Par/Shares $ Value
(Amounts in 000s)
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 104 105
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 100 101
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.052%, 11/15/30 (1) 100 100
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 5.048%, 10/25/30 (1) 93 93
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4.884%, 4/18/35 (1) 410 409
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 61 60
Canyon Capital
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.01%, 4.915%, 10/15/34 (1) 290 290
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.355%, 4/15/30 (1) 250 250
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.705%, 4/15/30 (1) 325 325
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 4.87%, 10/21/31 (1) 345 345
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.17%, 10/21/31 (1) 250 250
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 51 52
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 360 351
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 100 101
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 102
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 101
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 100 102
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 100 100

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 147 148
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 49 49
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 20 20
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 101 100
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 5.012%, 7/17/34 (1) 260 260
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 79 79
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 24 23
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 58 60
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 5.028%, 10/20/33 (1) 520 520
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.95%, 7/23/32 (1) 80 80
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.26%, 7/23/32 (1) 250 250
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.51%, 7/23/32 (1) 300 300
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 4.92%, 10/20/32 (1) 159 159
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.27%, 10/20/32 (1) 560 560
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.284%, 10/18/33 (1) 580 580
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.43%, 4/23/36 (1) 250 250
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 240 247
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 65 67
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.826%, 7/20/35 (1) 780 774
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 508 507
Par/Shares $ Value
(Amounts in 000s)
GreatAmerica Leasing Receivables
Funding
Series 2025-2, Class A3
4.14%, 12/17/29 (1) 135 136
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 125 125
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 519 502
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 138 129
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 26 26
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 136 139
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 275 284
Hilton Grand Vacations Trust
Series 2025-1A, Class A
4.88%, 5/27/42 (1) 92 93
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 157 159
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 26 26
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 95 96
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 200 202
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 340 342
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100 101
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 105 107
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.937%, 10/22/34 (1) 250 250
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 444 430
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 5.191%, 10/18/35 (1) 815 816
KKR
Series 33A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.993%, 7/20/34 (1) 520 520

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
KKR
Series 33A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.513%, 7/20/34 (1) 335 335
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 5.005%, 7/15/34 (1) 260 260
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.184%, 10/20/34 (1) 650 650
Madison Park Funding XLV
Series 2020-45A, Class ARR, CLO, FRN
3M TSFR + 1.08%, 4.985%, 7/15/34 (1) 165 165
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.934%, 10/20/29 (1) 250 250
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.195%, 10/15/32 (1) 477 477
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.90%, 7/23/32 (1) 287 287
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100 99
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 38 37
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 50 49
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 17 16
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 124 126
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 58 60
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 47 48
Nassau
Series 2018-IIA, Class A, CLO, FRN
3M TSFR + 1.542%, 5.446%, 10/15/31 (1) 34 34
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.932%, 7/17/36 (1) 670 669
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.034%, 10/20/30 (1) 76 76
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 5.003%, 2/14/31 (1) 420 420
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 4.663%, 2/14/31 (1) 74 74
Octagon Investment Partners XXI
Series 2014-1A, Class BR4, CLO, FRN
3M TSFR + 1.35%, 5.203%, 2/14/31 (1) 250 249
Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100 101
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 103
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 67 67
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 102
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 130 130
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 270 270
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.038%, 7/30/37 (1) 500 499
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.588%, 7/30/37 (1) 315 315
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.034%, 1/20/31 (1) 47 47
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 29 29
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 165 167
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 100 99
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 240 236
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.019%, 8/20/32 (1) 398 398
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.508%, 7/25/31 (1) 530 530
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 78 79
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 238 243
Sierra Timeshare Receivables Funding
Series 2021-2A, Class B
1.80%, 9/20/38 (1) 21 21
Sierra Timeshare Receivables Funding
Series 2021-2A, Class C
1.95%, 9/20/38 (1) 44 44
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 91 91

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 89 90
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 89 90
Sound Point  XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 1/20/32 (1) 250 250
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.355%, 7/15/33 (1) 250 250
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 4.805%, 1/15/34 (1) 395 394
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 5.226%, 4/20/33 (1) 148 148
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.134%, 7/20/31 (1) 114 114
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date:
12/10/24 - 12/28/25, Cost $340 (2)(3) 340 305
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 140 140
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 255 257
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.084%, 1/20/32 (1) 37 37
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.968%, 1/25/34 (1) 515 515
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.918%, 1/25/35 (1) 480 478
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 94 96
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 69 70
Verdant Receivables
Series 2025-1A, Class A2
4.85%, 3/13/28 (1) 173 174
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100 103
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  370 372
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 4/20/34 (1) 395 396
Par/Shares $ Value
(Amounts in 000s)
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100 100
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 100
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 287 271
29,460
Student Loan  0.5%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 5.174%, 7/27/48 (1) 232 232
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.574%, 7/27/48 (1) 232 232
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 46 45
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 28 27
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 21 20
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 58 56
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 28 26
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 4.586%, 3/26/68 (1) 81 80
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 139 131
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 52 49
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 149 151
1,049
Whole Business  0.1%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 150 152
152
Total Asset-Backed Securities
(Cost $41,885) 42,122

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS
 38.3%
FINANCIAL INSTITUTIONS
 10.4%
Banking  5.2%
American Express, VR, 4.731%,
4/25/29 (4) 230 234
American Express, VR, 5.043%,
7/26/28 (4) 180 183
American Express, VR, 5.098%,
2/16/28 (4) 105 106
American Express, VR, 5.532%,
4/25/30 (4) 205 214
Banco Santander, VR, 5.552%, 3/14/28 (4) 200 203
Bank of America, VR, 1.734%, 7/22/27 (4) 190 188
Bank of America, VR, 4.623%, 5/9/29 (4) 390 395
Bank of America, VR, 5.08%, 1/20/27 (4) 200 200
Bank of New York Mellon, VR, 4.729%,
4/20/29 (4) 280 285
Banque Federative du Credit Mutuel,
4.935%, 1/26/26 (1) 200 200
Barclays, VR, 4.476%, 11/11/29 (4) 200 201
Barclays, VR, 5.086%, 2/25/29 (4) 255 260
BNP Paribas, VR, 4.792%, 5/9/29 (1)(4) 475 481
CaixaBank, VR, 6.684%, 9/13/27 (1)(4) 290 295
Capital One Financial, VR, 7.149%,
10/29/27 (4) 115 118
Citigroup, VR, 5.174%, 2/13/30 (4) 185 190
Credit Agricole, VR, 5.23%, 1/9/29 (1)(4) 285 291
Danske Bank, VR, 4.613%, 10/2/30 (1)(4) 200 202
Danske Bank, VR, 5.427%, 3/1/28 (1)(4) 200 203
Federation des Caisses Desjardins du
Quebec, 4.565%, 8/26/30 (1) 285 287
Goldman Sachs Group, VR, 4.482%,
8/23/28 (4) 190 191
Goldman Sachs Group, VR, 4.937%,
4/23/28 (4) 530 536
Goldman Sachs Group, VR, 5.218%,
4/23/31 (4) 295 305
HSBC Holdings, VR, 4.899%, 3/3/29 (4) 245 249
HSBC Holdings, VR, 5.13%, 11/19/28 (4) 290 295
HSBC Holdings, VR, 5.597%, 5/17/28 (4) 260 265
ING Groep, VR, 4.858%, 3/25/29 (4) 290 294
JPMorgan Chase, FRN, SOFR + 0.885%,
4.797%, 4/22/27  75 75
JPMorgan Chase, VR, 4.979%, 7/22/28 (4) 200 203
JPMorgan Chase, VR, 5.04%, 1/23/28 (4) 180 182
Lloyds Banking Group, VR, 5.462%,
1/5/28 (4) 220 223
Manufacturers & Traders Trust, VR,
4.762%, 7/6/28 (4) 250 252
Morgan Stanley, VR, 4.994%, 4/12/29 (4) 280 286
PNC Financial Services Group, VR,
4.758%, 1/26/27 (4) 265 265
Santander Holdings USA, VR, 2.49%,
1/6/28 (4)(5) 190 187
Santander Holdings USA, VR, 6.124%,
5/31/27 (4) 40 40
Par/Shares $ Value
(Amounts in 000s)
Santander U.K. Group Holdings, VR,
4.32%, 9/22/29 (4) 200 200
Societe Generale, VR, 5.519%, 1/19/28 (1)
(4) 270 273
Standard Chartered, 4.30%, 2/19/27 (1) 200 200
Standard Chartered, VR, 5.688%,
5/14/28 (1)(4) 200 204
U.S. Bancorp, VR, 4.548%, 7/22/28 (4) 265 267
Wells Fargo, VR, 4.97%, 4/23/29 (4) 770 785
Wells Fargo, Series W, VR, 4.90%,
1/24/28 (4) 365 368
10,881
Brokerage Asset Managers
Exchanges  0.8%
Charles Schwab, VR, 4.343%, 11/14/31 (4) 520 519
Intercontinental Exchange, 3.625%, 9/1/28  207 206
Intercontinental Exchange, 4.20%, 3/15/31  310 311
LPL Holdings, 4.625%, 11/15/27 (1) 60 60
LPL Holdings, 4.90%, 4/3/28  125 127
LPL Holdings, 5.70%, 5/20/27  343 350
LPL Holdings, 6.75%, 11/17/28  90 96
Nasdaq, 5.35%, 6/28/28  75 77
1,746
Finance Companies  0.9%
AerCap Ireland Capital, 6.10%, 1/15/27  155 158
AerCap Ireland Capital, 6.45%, 4/15/27  422 434
Avolon Holdings Funding, 2.125%,
2/21/26 (1) 81 81
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 190 197
Avolon Holdings Funding, 6.375%,
5/4/28 (1) 90 94
GATX, 3.25%, 9/15/26  417 414
GATX, 3.85%, 3/30/27  170 169
GATX, 5.40%, 3/15/27  235 238
1,785
Insurance  3.2%
Aspen Insurance Holdings, 5.75%, 7/1/30  130 136
Athene Global Funding, 4.86%, 8/27/26 (1) 220 221
Athene Global Funding, 5.349%, 7/9/27 (1) 220 224
Athene Global Funding, 5.684%,
2/23/26 (1) 325 326
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1) 70 69
Brown & Brown, 4.70%, 6/23/28  110 111
Centene, 4.625%, 12/15/29  530 514
CNO Global Funding, 1.75%, 10/7/26 (1) 505 496
CNO Global Funding, 4.875%, 12/10/27 (1) 108 109
Corebridge Global Funding, 4.25%,
8/21/28 (1) 205 206
Corebridge Global Funding, 4.65%,
8/20/27 (1) 105 106
Corebridge Global Funding, 5.20%,
1/12/29 (1) 90 92
Equitable America Global Funding, 3.95%,
9/15/27 (1) 80 80
Equitable America Global Funding, 4.30%,
12/15/28 (1) 105 105

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Equitable America Global Funding, 4.65%,
6/9/28 (1) 235 237
Fortitude Global Funding, 4.625%,
10/6/28 (1) 205 205
Fortitude Group Holdings, 6.25%,
4/1/30 (1)(5) 295 307
GA Global Funding Trust, 4.40%,
9/23/27 (1) 430 432
GA Global Funding Trust, 5.40%,
1/13/30 (1) 265 272
Health Care Service Corp. A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 145 149
Highmark, 1.45%, 5/10/26 (1) 115 114
Humana, 5.75%, 3/1/28  85 88
Humana, 5.75%, 12/1/28  245 255
Jackson National Life Global Funding,
4.90%, 1/13/27 (1) 215 217
Jackson National Life Global Funding,
5.55%, 7/2/27 (1) 185 189
Jackson National Life Global Funding,
5.60%, 4/10/26 (1) 300 301
Marsh & McLennan, 4.55%, 11/8/27  365 370
RGA Global Funding, 4.35%, 8/25/28 (1) 330 332
RGA Global Funding, 4.60%, 11/25/30 (1) 430 430
Sammons Financial Group Global Funding,
5.05%, 1/10/28 (1) 135 137
6,830
Real Estate Investment Trusts  0.3%
Essex Portfolio, 3.375%, 4/15/26  199 199
Extra Space Storage, 3.875%, 12/15/27  310 309
Realty Income, 5.05%, 1/13/26  65 65
573
Total Financial Institutions 21,815
INDUSTRIAL
 25.3%
Basic Industry  0.6%
Celanese U.S. Holdings, 1.40%, 8/5/26  225 221
Freeport-McMoRan, 4.125%, 3/1/28  80 80
Freeport-McMoRan, 4.375%, 8/1/28  45 45
Freeport-McMoRan, 5.25%, 9/1/29  95 97
Nutrien, 4.90%, 3/27/28  110 112
Sherwin-Williams, 4.55%, 3/1/28  225 228
Steel Dynamics, 4.00%, 12/15/28  525 524
1,307
Capital Goods  2.2%
Amphenol, 4.75%, 3/30/26  363 364
Amrize Finance U.S., 4.70%, 4/7/28  280 283
Amrize Finance U.S., 4.95%, 4/7/30  100 102
AptarGroup, 4.75%, 3/30/31  110 111
BAE Systems, 5.00%, 3/26/27 (1) 220 223
Boeing, 2.196%, 2/4/26  195 195
Boeing, 3.20%, 3/1/29  210 203
Boeing, 6.259%, 5/1/27  417 428
Fortive, 3.15%, 6/15/26  264 263
Huntington Ingalls Industries, 5.353%,
1/15/30  80 83
Owens Corning, 3.40%, 8/15/26  133 132
Par/Shares $ Value
(Amounts in 000s)
Owens Corning, 5.50%, 6/15/27  170 173
Regal Rexnord, 6.05%, 2/15/26  576 577
Regal Rexnord, 6.05%, 4/15/28  280 290
Rolls-Royce, 5.75%, 10/15/27 (1) 470 481
RTX, 6.70%, 8/1/28  186 198
RTX, 7.00%, 11/1/28  174 186
Waste Management, 3.875%, 1/15/29  410 409
4,701
Communications  3.3%
American Tower, 1.60%, 4/15/26  473 469
American Tower, 3.55%, 7/15/27  178 177
AT&T, 4.10%, 2/15/28  95 95
Comcast, 4.15%, 10/15/28  115 116
Cox Communications, 3.35%, 9/15/26 (1) 120 119
Cox Communications, 3.50%, 8/15/27 (1) 100 99
Crown Castle, 1.05%, 7/15/26  255 251
Crown Castle, 2.90%, 3/15/27  265 261
Crown Castle, 4.30%, 2/15/29  40 40
Crown Castle, 4.45%, 2/15/26  320 320
Crown Castle, 4.80%, 9/1/28  195 198
Crown Castle, 5.00%, 1/11/28  140 142
Crown Castle, 5.60%, 6/1/29  145 151
Crown Castle Towers, 4.241%, 7/15/28 (1) 80 80
KT, 4.125%, 2/2/28 (1) 200 200
Meta Platforms, 4.20%, 11/15/30  420 421
NTT Finance, 4.62%, 7/16/28 (1) 200 203
Omnicom Group, 3.60%, 4/15/26  85 85
Rogers Communications, 3.20%, 3/15/27  410 406
Rogers Communications, 5.00%, 2/15/29  500 510
SBA Tower Trust, 1.631%, 11/15/26 (1) 180 176
SBA Tower Trust, 1.884%, 1/15/26 (1) 150 150
SBA Tower Trust, 2.328%, 1/15/28 (1) 110 106
SBA Tower Trust, 4.831%, 10/15/29 (1) 565 568
SBA Tower Trust, 6.599%, 1/15/28 (1) 290 297
T-Mobile USA, 2.25%, 2/15/26  195 194
Take-Two Interactive Software, 5.00%,
3/28/26  340 340
Verizon Communications, 2.10%, 3/22/28  446 428
Verizon Communications, 4.75%, 1/15/33  215 215
6,817
Consumer Cyclical  5.1%
American Honda Finance, 5.65%, 11/15/28  335 350
AutoZone, 5.125%, 6/15/30  215 222
BMW U.S. Capital, 4.60%, 8/13/27 (1) 490 495
CBRE Services, 4.80%, 6/15/30  105 107
Daimler Truck Finance North America,
4.30%, 8/12/27 (1) 150 151
Daimler Truck Finance North America,
5.00%, 1/15/27 (1) 150 151
Daimler Truck Finance North America,
5.125%, 9/25/27 (1) 175 178
Daimler Truck Finance North America,
5.15%, 1/16/26 (1)(5) 150 150
Darden Restaurants, 4.35%, 10/15/27  290 292
Dollar General, 4.125%, 5/1/28  323 324
Dollar General, 5.20%, 7/5/28  166 170

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
eBay, 3.60%, 6/5/27  515 513
Ford Motor Credit, 5.125%, 11/5/26  200 201
Ford Motor Credit, 5.80%, 3/5/27  235 238
Ford Motor Credit, 5.918%, 3/20/28  200 205
General Motors Financial, 5.05%, 4/4/28  385 392
General Motors Financial, 5.35%, 7/15/27  191 194
General Motors Financial, 5.40%, 4/6/26  135 135
General Motors Financial, 5.40%, 5/8/27  196 199
Hyundai Capital America, 4.85%,
3/25/27 (1) 240 242
Hyundai Capital America, 4.875%,
6/23/27 (1) 205 207
Hyundai Capital America, 5.00%, 1/7/28 (1) 230 233
Hyundai Capital America, 5.25%, 1/8/27 (1) 100 101
Hyundai Capital America, 5.50%,
3/30/26 (1) 120 120
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 165
LG Energy Solution, 5.375%, 7/2/27  390 396
Lowe's, 4.00%, 10/15/28  130 130
Lowe's, 4.80%, 4/1/26  175 175
Marriott International, 5.45%, 9/15/26  90 91
Marriott International, Series R, 3.125%,
6/15/26  365 363
Mercedes-Benz Finance North America,
4.80%, 3/30/26 (1) 190 190
Mercedes-Benz Finance North America,
4.80%, 1/11/27 (1) 260 262
O'Reilly Automotive, 4.35%, 6/1/28  195 197
O'Reilly Automotive, 5.75%, 11/20/26  573 581
Ross Stores, 0.875%, 4/15/26  375 371
Sands China, 3.80%, 1/8/26  300 300
Starbucks, 2.00%, 3/12/27  85 83
Starbucks, 4.00%, 11/15/28  200 200
Uber Technologies, 4.50%, 8/15/29 (1) 463 464
Volkswagen Group of America Finance,
4.45%, 9/11/27 (1) 200 201
Volkswagen Group of America Finance,
4.85%, 8/15/27 (1) 340 343
Volkswagen Group of America Finance,
5.05%, 3/27/28 (1) 200 203
Volkswagen Group of America Finance,
5.70%, 9/12/26 (1) 240 243
Volkswagen Group of America Finance,
6.00%, 11/16/26 (1) 200 203
10,731
Consumer Non-Cyclical  5.1%
Bacardi, 4.70%, 5/15/28 (1) 505 509
BAT International Finance, 1.668%, 3/25/26  225 224
BAT International Finance, 4.448%, 3/16/28  460 464
Becton Dickinson & Company, 4.693%,
2/13/28  375 380
Becton Dickinson & Company, 6.70%,
12/1/26  183 186
Bunge Finance, 2.00%, 4/21/26  200 199
Bunge Finance, 4.90%, 4/21/27  280 283
Cencora, 3.45%, 12/15/27  61 60
Par/Shares $ Value
(Amounts in 000s)
Cencora, 4.625%, 12/15/27  165 167
Coca-Cola Europacific Partners, 1.50%,
1/15/27 (1) 200 195
CSL Finance, 3.85%, 4/27/27 (1) 90 90
CVS Health, 1.30%, 8/21/27  545 521
CVS Health, 2.875%, 6/1/26  177 176
CVS Health, 3.00%, 8/15/26  105 104
CVS Health, 4.30%, 3/25/28  170 171
CVS Health, 5.00%, 2/20/26  623 623
EMD Finance, 4.125%, 8/15/28 (1) 540 541
HCA, 3.125%, 3/15/27  260 257
HCA, 4.30%, 11/15/30  115 115
HCA, 5.625%, 9/1/28  525 542
Heineken, 3.50%, 1/29/28 (1) 1,000 991
Icon Investments Six, 5.809%, 5/8/27  600 612
Imperial Brands Finance, 4.50%,
6/30/28 (1) 220 222
Imperial Brands Finance, 6.125%,
7/27/27 (1) 290 298
IQVIA, 6.25%, 2/1/29  125 132
Japan Tobacco, 4.85%, 5/15/28 (1) 430 438
Keurig Dr Pepper, 3.95%, 4/15/29  58 57
Keurig Dr Pepper, 5.05%, 3/15/29  345 352
Mars, 4.55%, 4/20/28 (1) 405 410
Mars, 4.60%, 3/1/28 (1) 280 284
Philip Morris International, 5.125%,
11/17/27  83 85
Revvity, 1.90%, 9/15/28  260 245
Solventum, 5.45%, 2/25/27  155 157
Stryker, 4.70%, 2/10/28  245 249
Utah Acquisition Sub, 3.95%, 6/15/26  263 262
Viatris, 2.30%, 6/22/27  203 197
10,798
Energy  3.8%
Canadian Natural Resources, 3.85%,
6/1/27  225 224
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  276 279
Cheniere Energy, 4.625%, 10/15/28  51 51
Columbia Pipelines Holding, 6.055%,
8/15/26 (1) 40 40
Diamondback Energy, 5.20%, 4/18/27  240 244
Enbridge, 4.60%, 6/20/28  90 91
Enbridge, 5.90%, 11/15/26  110 112
Enbridge, 6.00%, 11/15/28  90 95
Energy Transfer, 5.25%, 7/1/29  160 165
Energy Transfer, 6.05%, 12/1/26  475 483
EOG Resources, 4.40%, 1/15/31  170 171
EQT, 3.125%, 5/15/26 (1) 420 418
HF Sinclair, 5.75%, 1/15/31  190 197
Kinder Morgan, 5.15%, 6/1/30  235 243
MPLX, 4.80%, 2/15/31  690 698
ONEOK, 4.25%, 9/24/27  400 401
ONEOK, 4.85%, 7/15/26  465 466
ONEOK, 5.55%, 11/1/26  245 248
ONEOK, 5.625%, 1/15/28 (1) 114 116

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Plains All American Pipeline, 4.70%,
1/15/31  170 171
Sabine Pass Liquefaction, 4.20%, 3/15/28  82 82
Sabine Pass Liquefaction, 5.875%, 6/30/26  64 64
Schlumberger Holdings, 3.90%, 5/17/28 (1) 371 370
Schlumberger Investment, 4.50%, 5/15/28  201 203
South Bow USA Infrastructure Holdings,
4.911%, 9/1/27  275 277
Targa Resources, 4.35%, 1/15/29  205 206
Targa Resources, 5.20%, 7/1/27  92 93
Tengizchevroil Finance International,
4.00%, 8/15/26  220 219
Valero Energy, 5.15%, 2/15/30  90 93
Var Energi, 5.00%, 5/18/27 (1) 430 434
Williams, 4.625%, 6/30/30  280 283
Williams, 4.80%, 11/15/29  165 168
Williams, 5.40%, 3/2/26  505 506
Woodside Finance, 3.70%, 9/15/26 (1) 119 119
8,030
Industrial - Other  0.4%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 535 526
Booz Allen Hamilton, 4.00%, 7/1/29 (1)(5) 60 59
CK Hutchison International 25, 4.25%,
9/26/30 (1) 300 299
884
Technology  3.4%
Atlassian, 5.25%, 5/15/29  105 108
Dell International, 4.75%, 4/1/28  270 274
Fiserv, 3.50%, 7/1/29  115 112
Fiserv, 4.20%, 10/1/28  184 184
Fiserv, 4.55%, 2/15/31  160 159
Fiserv, 5.15%, 3/15/27  235 238
Fiserv, 5.375%, 8/21/28  170 174
Fortinet, 1.00%, 3/15/26  330 328
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 207
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 209
Gartner, 4.50%, 7/1/28 (1) 230 229
Intel, 3.15%, 5/11/27  95 94
Intel, 3.75%, 8/5/27  165 164
Intel, 4.00%, 8/5/29  180 178
Intel, 4.875%, 2/10/28  56 57
International Business Machines, 4.65%,
2/10/28  682 692
Marvell Technology, 1.65%, 4/15/26  130 129
Marvell Technology, 4.75%, 7/15/30  85 86
Marvell Technology, 4.875%, 6/22/28  400 407
NXP, 3.15%, 5/1/27  55 54
NXP, 3.875%, 6/18/26  190 190
NXP, 4.30%, 8/19/28  100 100
NXP, 4.30%, 6/18/29  238 239
NXP, 4.40%, 6/1/27  35 35
Oracle, 1.65%, 3/25/26  505 502
Oracle, 4.45%, 9/26/30 (5) 375 367
Synopsys, 4.65%, 4/1/28  510 517
Verisk Analytics, 4.50%, 8/15/30  295 298
Western Digital, 4.75%, 2/15/26  103 103
Par/Shares $ Value
(Amounts in 000s)
Western Union, 1.35%, 3/15/26  676 671
Workday, 3.50%, 4/1/27  120 119
7,224
Transportation  1.4%
Canadian Pacific Railway, 1.75%, 12/2/26  135 132
Delta Air Lines, 4.95%, 7/10/28  185 188
Element Fleet Management, 5.037%,
3/25/30 (1) 185 189
Element Fleet Management, 5.643%,
3/13/27 (1) 175 178
ERAC USA Finance, 4.60%, 5/1/28 (1) 345 350
ERAC USA Finance, 5.00%, 2/15/29 (1) 140 143
FedEx, 3.25%, 4/1/26  459 458
Penske Truck Leasing, 1.70%, 6/15/26 (1) 50 49
Penske Truck Leasing, 3.40%, 11/15/26 (1) 80 80
Penske Truck Leasing, 5.35%, 1/12/27 (1) 135 136
Penske Truck Leasing, 5.75%, 5/24/26 (1) 530 533
Southwest Airlines, 4.375%, 11/15/28  345 346
Sydney Airport Finance, 3.625%,
4/28/26 (1) 61 61
2,843
Total Industrial 53,335
UTILITY
 2.6%
Electric  2.4%
AES, 1.375%, 1/15/26  403 402
Ameren, 1.95%, 3/15/27  170 166
American Electric Power, 5.20%, 1/15/29  325 335
Appalachian Power, Series X, 3.30%,
6/1/27  468 464
Constellation Energy Generation, 5.60%,
3/1/28  75 77
DTE Energy, 4.875%, 6/1/28  225 229
DTE Energy, 4.95%, 7/1/27  150 152
DTE Energy, 5.20%, 4/1/30  200 207
Duke Energy, 4.30%, 3/15/28  140 141
Enel Finance International, 1.625%,
7/12/26 (1) 265 261
Enel Finance International, 4.125%,
9/30/28 (1) 200 200
Exelon, 5.15%, 3/15/29  100 103
FirstEnergy, Series B, Series B, 3.90%,
7/15/27  340 339
FirstEnergy Transmission, 4.55%, 1/15/30  80 81
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 304
NextEra Energy Capital Holdings, 4.685%,
9/1/27  70 71
Niagara Mohawk Power, 4.647%,
10/3/30 (1) 175 176
Pacific Gas & Electric, 3.30%, 3/15/27  73 72
Pacific Gas & Electric, 3.30%, 12/1/27  100 98
Pacific Gas & Electric, 5.00%, 6/4/28  180 183
Pacific Gas & Electric, 5.45%, 6/15/27  40 41
Public Service Enterprise Group, 4.90%,
3/15/30  345 353
Southern, 5.113%, 8/1/27  180 183

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Terraform Global Operating, 6.125%,
3/1/26 (1) 173 172
Vistra Operations, 5.05%, 12/30/26 (1) 193 194
5,004
Natural Gas  0.2%
NiSource, 5.25%, 3/30/28  60 61
Sempra, 5.40%, 8/1/26  125 126
Southern Gas Capital, Series A, 4.05%,
9/15/28  190 190
377
Total Utility 5,381
Total Corporate Bonds
(Cost $79,723) 80,531
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 2.5%
Government Sponsored  0.3%
MEGlobal, 2.625%, 4/28/28  620 596
596
Owned No Guarantee  1.9%
Abu Dhabi Developmental Holding, 4.50%,
5/6/30  400 403
Bank Mandiri Persero, 5.50%, 4/4/26  500 502
Korea Electric Power, 5.375%, 7/31/26 (1) 450 454
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 447
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 200 201
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 340 349
Ma'aden Sukuk, 5.25%, 2/13/30  200 205
NBN, 1.45%, 5/5/26 (1) 405 401
Republic of Chile, 3.625%, 8/1/27  525 520
State Bank of India, 1.80%, 7/13/26  500 494
3,976
Sovereign  0.3%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 350 357
KSA Sukuk, 4.303%, 1/19/29  300 301
658
Total Foreign Government Obligations &
Municipalities
(Cost $5,194) 5,230
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 9.0%
Collateralized Mortgage
Obligations  5.5%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 14 13
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 82 72
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 83 71
Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP
5.573%, 4/25/70 (1) 463 467
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM
6.75%, 9/25/29, Acquisition Date: 8/29/24,
Cost $213 (2)(3) 213 214
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 173 161
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 55 51
CIM Trust
Series 2021-R6, Class A1, CMO, ARM
1.425%, 7/25/61 (1) 39 36
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 41 36
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 71 62
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 260 261
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 241 244
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM
SOFR30A + 1.20%, 5.074%, 10/25/70 (1) 196 197
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP
5.794%, 4/25/70 (1) 97 98
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 174 175
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM
SOFR30A + 1.45%, 5.324%, 3/25/45 (1) 85 85
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM
SOFR30A + 0.95%, 4.824%, 9/25/45 (1) 138 139
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 325 325
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 12 11
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 36 33
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 211 211
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 86 86

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 93 94
EFMT
Series 2025-INV4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 5.065%, 10/25/70 (1) 103 103
EFMT
Series 2025-INV5, Class A1, CMO, ARM
5.077%, 12/1/70 (1) 154 155
EFMT
Series 2025-NQM5, Class A1, CMO, ARM
0.00%, 11/25/70 (1) 98 98
EFMT
Series 2025-NQM6, Class A1, CMO, ARM
5.001%, 12/25/70 (1) 210 210
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 9 9
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 4.696%, 3/25/50 (1) 110 105
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.653%, 12/25/46 (1) 22 22
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 27 24
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 8 8
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 12 11
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 219
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 319
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP
5.373%, 11/25/69 (1) 141 142
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
5.938%, 7/25/44 (1) 2 2
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP
5.425%, 2/25/70 (1) 118 119
HOMES Trust
Series 2025-NQM4, Class A1, CMO, STEP
5.22%, 8/25/70 (1) 237 238
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 75 65
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 264 263
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 73 65
Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM
5.577%, 9/25/65 (1) 267 270
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.195%, 10/25/65 (1) 160 161
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, ARM
SOFR30A + 1.35%, 5.268%, 3/20/56 (1) 131 131
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 13 13
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 36 32
MFA Trust
Series 2025-NQM4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 5.074%, 8/25/70 (1) 494 495
Morgan Stanley Residential Mortgage Loan
Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 97 98
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.35%, 7/25/65 (1) 180 182
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.603%, 7/25/65 (1) 361 363
New Residential Mortgage Loan Trust
Series 2025-NQM7, Class A2, CMO, STEP
5.264%, 10/26/65 (1) 115 115
NRZT
Series 2025-NQM6, Class A1, CMO, ARM
5.085%, 10/25/65 (1) 442 443
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 5.269%, 6/25/59 (1) 7 7
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 4.746%, 10/25/59 (1) 21 21
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO,
ARM
1M TSFR + 0.864%, 4.596%, 2/25/60 (1) 266 261
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 4.796%, 2/25/60 (1) 18 18
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 19 17
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 44 39
OBX Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.329%, 2/25/66 (1) 167 148
OBX Trust
Series 2025-NQM15, Class A1, CMO,
STEP
5.143%, 7/27/65 (1) 94 94

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2025-NQM15, Class A1F, CMO,
ARM
SOFR30A + 1.15%, 5.024%, 7/27/65 (1) 94 94
OBX Trust
Series 2025-NQM6, Class A1, CMO, STEP
5.603%, 3/25/65 (1) 162 163
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, ARM
5.344%, 8/10/42 (1) 120 123
Santander Mortgage Asset Receivable
Trust
Series 2025-NQM6, Class A1, CMO, ARM
5.138%, 11/25/65 (1) 98 98
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 19 17
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 1 1
SG Residential Mortgage Trust
Series 2025-1, Class A1, CMO, ARM
5.098%, 12/25/65 (1) 140 140
SG Residential Mortgage Trust
Series 2025-1, Class A2, CMO, STEP
5.25%, 12/25/65 (1) 100 100
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 34 34
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 54 51
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 176 157
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.524%, 1/25/34 (1) 26 26
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 5.674%, 11/25/41 (1) 90 91
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO,
ARM
SOFR30A + 2.95%, 6.824%, 6/25/42 (1) 108 110
Structured Agency Credit Risk Debt Notes
Series 2023-DNA2, Class M1A, CMO,
ARM
SOFR30A + 2.10%, 5.965%, 4/25/43 (1) 252 256
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 5.724%, 11/25/43 (1) 87 88
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.124%, 3/25/44 (1) 348 349
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.824%, 1/25/45 (1) 50 50
Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM
SOFR30A + 1.10%, 4.974%, 9/25/45 (1) 201 201
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM
SOFR30A + 0.90%, 4.774%, 10/25/45 (1) 171 171
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class M1, CMO, ARM
SOFR30A + 1.10%, 4.974%, 10/25/45 (1) 63 64
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 36 32
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 289 278
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 23 21
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 31 28
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 22 20
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 43 39
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 7 7
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 37 35
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 68 69
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 50 50
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP
5.623%, 5/25/70 (1) 100 101
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM
SOFR30A + 1.20%, 5.074%, 8/25/70 (1) 227 228
11,519
Commercial Mortgage-Backed
Securities  3.5%
ALA Trust
Series 2025-OANA, Class A, ARM
1M TSFR + 1.743%, 5.494%, 6/15/40 (1) 195 196
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  39 39
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  165 173
BANK5
Series 2024-5YR12, Class A3, ARM
5.902%, 12/15/57  288 303

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  110 115
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  146 148
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  140 146
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  42 42
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  87 88
Benchmark Mortgage Trust
Series 2025-B41, Class A1
4.401%, 7/15/68  119 120
Benchmark Mortgage Trust
Series 2025-V19, Class A3, ARM
5.249%, 1/15/58  280 289
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM
5.451%, 10/10/42 (1) 100 101
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  275 292
BMO Mortgage Trust
Series 2024-C8, Class A1
5.542%, 3/15/57  94 95
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 5.015%, 9/15/38 (1) 200 200
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 4.74%, 1/17/39 (1) 190 190
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.392%, 12/15/39 (1) 128 129
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 5.391%, 5/15/41 (1) 175 176
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 5.591%, 5/15/41 (1) 175 176
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM
1M TSFR + 1.793%, 5.543%, 1/15/42 (1) 100 100
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.142%, 1/15/42 (1) 245 245
BX Trust
Series 2025-GW, Class A, ARM
1M TSFR + 1.60%, 5.35%, 7/15/42 (1) 305 306
BX Trust
Series 2025-VOLT, Class A, ARM
1M TSFR + 1.70%, 5.45%, 12/15/44 (1) 235 235
BX Trust
Series 2025-VOLT, Class B, ARM
1M TSFR + 2.10%, 5.85%, 12/15/44 (1) 360 361
Par/Shares $ Value
(Amounts in 000s)
CENT
Series 2025-CITY, Class A, ARM
4.92%, 7/10/40 (1) 230 233
DBC Mortgage Trust
Series 2025-DBC, Class A, ARM
1M TSFR + 1.35%, 5.101%, 11/15/42 (1) 320 320
Extended Stay America Trust
Series 2025-ESH, Class C, ARM
1M TSFR + 1.85%, 5.60%, 10/15/42 (1) 120 120
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 5.691%, 5/15/37 (1) 240 240
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM
5.467%, 1/13/40 (1) 200 207
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 141
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.342%, 5/15/41 (1) 245 244
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2025-C35, Class A1
4.609%, 8/15/58  53 53
NYC Commercial Mortgage Trust
Series 2025-28L, Class B, ARM
5.007%, 11/5/38 (1) 115 115
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 4.814%, 3/15/36 (1) 315 314
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 4.964%, 3/15/36 (1) 170 169
ROCK Trust
Series 2024-CNTR, Class A
5.388%, 11/13/41 (1) 300 308
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 5.491%, 5/15/39 (1) 195 195
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 5.841%, 6/15/39 (1) 270 270
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A1
4.314%, 10/15/58  102 102
7,296
Residential Mortgage  0.0%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 13 13
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 69 67

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 11 11
91
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $19,056) 18,906
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 8.0%
U.S. Government Agency
Obligations  6.6%
Federal Home Loan Mortgage
3.50%, 3/1/46  68 65
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  40 42
7.00%, 3/1/39  27 29
7.50%, 6/1/38  25 27
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.306%, 1/1/36  3 3
1Y CMT + 2.25%, 6.317%, 10/1/36  — —
RFUCCT1Y + 1.625%, 6.477%, 6/1/38  7 7
RFUCCT1Y + 1.625%, 6.625%, 4/1/37  4 4
RFUCCT1Y + 1.726%, 6.355%, 7/1/35  1 1
RFUCCT1Y + 1.733%, 6.358%, 10/1/36  2 2
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  1 1
RFUCCT1Y + 1.77%, 6.616%, 5/1/38  4 4
RFUCCT1Y + 1.775%, 6.688%, 5/1/37  1 1
RFUCCT1Y + 1.815%, 6.361%, 1/1/37  1 1
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  1 1
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 6.957%, 2/1/38  6 6
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52 - 5/1/52  254 218
3.00%, 11/1/34 - 6/1/52  309 283
3.50%, 2/1/52  218 203
4.00%, 12/1/49  26 26
4.50%, 5/1/50 - 2/1/53  970 952
5.00%, 10/1/54 - 6/1/55  256 257
5.50%, 8/1/53 - 7/1/55  811 827
6.00%, 9/1/53 - 8/1/55  2,381 2,459
6.50%, 9/1/54 - 6/1/55  370 386
Federal Home Loan Mortgage Multifamily
Structured PTC, 4.60%, 6/25/30  148 151
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  2 2
RFUCCT1Y + 1.523%, 6.317%, 7/1/35  1 1
RFUCCT1Y + 1.599%, 6.369%, 7/1/36  3 3
RFUCCT1Y + 1.613%, 6.28%, 12/1/35  4 4
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  1 1
RFUCCT1Y + 1.78%, 6.155%, 1/1/34  4 4
RFUCCT1Y + 1.788%, 6.788%, 5/1/38  1 1
RFUCCT1Y + 1.83%, 6.83%, 4/1/38  6 6
RFUCCT1Y + 1.853%, 6.574%, 8/1/38  4 4
Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  — —
RFUCCT1Y + 1.907%, 6.907%, 5/1/38  4 4
RFUCCT1Y + 2.04%, 6.415%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  90 74
2.50%, 1/1/52 - 1/1/54  433 369
3.00%, 1/1/27  10 10
3.50%, 3/1/28 - 1/1/52  87 82
4.00%, 11/1/49 - 9/1/52  848 809
4.50%, 12/1/40 - 11/1/52  846 835
5.00%, 8/1/33 - 12/1/55  2,423 2,437
5.50%, 12/1/34 - 10/1/55  2,294 2,346
6.00%, 3/1/34 - 8/1/54  612 639
6.50%, 7/1/32 - 6/1/55  241 252
13,845
U.S. Government Obligations  1.4%
Government National Mortgage Assn.
2.00%, 3/20/52  17 14
3.00%, 9/20/47  530 482
3.50%, 7/20/52  641 593
4.00%, 10/20/50 - 10/20/52  313 299
5.00%, 12/20/34 - 11/20/47  176 180
5.50%, 3/20/48 - 3/20/49  29 29
Government National Mortgage Assn.,
TBA (6)
5.00%, 1/20/56  1,025 1,023
5.50%, 1/20/56  460 464
3,084
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $16,952) 16,929
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 17.6%
U.S. Treasury Obligations  17.6%
U.S. Treasury Inflation-Indexed Notes,
1.625%, 4/15/30  1,033 1,040
U.S. Treasury Notes, 3.375%, 11/30/27  5,850 5,839
U.S. Treasury Notes, 3.50%, 9/30/27  5,670 5,672
U.S. Treasury Notes, 3.50%, 10/31/27 (7) 7,040 7,043
U.S. Treasury Notes, 3.625%, 8/31/27  12,655 12,684
U.S. Treasury Notes, 3.875%, 7/15/28  4,660 4,701
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed)
(Cost $36,874) 36,979
SHORT-TERM INVESTMENTS
 4.5%
Commercial Paper  2.5%
4(2)  2.5%(8)
Conagra Brands, 4.06%, 1/6/26  470 470
Crown Castle, 4.289%, 1/22/26  570 568
Edison International, 4.579%, 1/20/26  450 449

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Harley-Davidson Financial Services,
4.423%, 1/6/26  585 585
HCA, 4.321%, 1/5/26  530 530
International Flavors & Fragrances,
4.304%, 1/15/26  335 334
Jabil, 4.292%, 1/9/26  575 574
Ovintiv, 4.476%, 1/20/26  1,085 1,082
Southern California Edison, 4.578%, 1/6/26  570 570
5,162
Money Market Funds  2.0%
T. Rowe Price Government Reserve Fund,
3.77% (9)(10) 4,306 4,306
4,306
Total Short-Term Investments
(Cost $9,469) 9,468
SECURITIES LENDING COLLATERAL
 0.5%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund,
3.75% (9)(10) 1,052 1,052
Total Investments in a Pooled Account
through Securities Lending Program
with State Street Bank and Trust
Company 1,052
Total Securities Lending Collateral
(Cost $1,052) 1,052
Total Investments in Securities
100.4% of Net Assets
(Cost $210,205) $ 211,217
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $80,985 and represents 38.5% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $519 and represents 0.2% of net assets.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(5) See Note 4 . All or a portion of this security is on loan at December 31, 2025.
(6) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,487 and represents 0.7% of net assets.

T. ROWE PRICE Limited-Term Bond Portfolio

.
(7) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $5,162 and represents 2.5% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTC Pass-Through Certificate
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 77 U.S. Treasury Notes five year contracts 3/26 (8,417) $ 29
Short, 37 U.S. Treasury Notes ten year contracts 3/26 (4,160) 31
Long, 353 U.S. Treasury Notes two year contracts 3/26 73,702 (12)
Short, 15 Ultra U.S. Treasury Bonds contracts 3/26 (1,770) 33
Short, 25 Ultra U.S. Treasury Notes ten year contracts 3/26 (2,875) 17
Net payments (receipts) of variation margin to date (96)
Variation margin receivable (payable) on open futures contracts $ 2

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.77% $ — $ — $ 122++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 122+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government Reserve Fund, 3.77% $ 7,029  ¤  ¤ $ 4,306
T. Rowe Price Treasury Reserve Fund, 3.75% —  ¤  ¤ 1,052
Total $ 5,358^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $122 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,358.

T. ROWE PRICE Limited-Term Bond Portfolio
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $210,205) $ 211,217
Interest receivable 1,752
Receivable for shares sold 46
Receivable for investment securities sold 3
Variation margin receivable on futures contracts 2
Other assets 11
Total assets 213,031
Liabilities
Payable for investment securities purchased 1,489
Obligation to return securities lending collateral 1,052
Investment management fees payable 52
Payable for shares redeemed 39
Other liabilities 49
Total liabilities 2,681
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 210,350
Net Assets Consist of:
Total distributable earnings (loss) $ (5,392)
Paid-in capital applicable to 44,330,471 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 215,742
NET ASSETS $ 210,350
NET ASSET VALUE PER SHARE
Limited-Term Bond Portfolio Class
(Net assets: $187,049; Shares outstanding: 39,399,778) $ 4.75
Limited-Term Bond Portfolio-II Class
(Net assets: $23,301; Shares outstanding: 4,930,693) $ 4.73

T. Rowe Price Limited-Term Bond Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income
.
  Interest $ 9,477
Dividend 122
Securities lending 2
Total income 9,601
Expenses
Investment management 588
Shareholder servicing
Limited-Term Bond Portfolio Class $ 275
Limited-Term Bond Portfolio-II Class 34 309
Rule 12b-1 fees
Limited-Term Bond Portfolio-II Class 54
Prospectus and shareholder reports
Limited-Term Bond Portfolio Class 16
Limited-Term Bond Portfolio-II Class 2 18
Custody and accounting 233
Legal and audit 40
Directors 1
Miscellaneous 16
Waived / paid by Price Associates (202)
Total expenses 1,057
Net investment income 8,544
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 93
Futures (2)
Swaps (6)
Options written 5
Net realized gain 90
Change in net unrealized gain / loss
Securities 2,352
Futures (91)
Change in net unrealized gain / loss 2,261
Net realized and unrealized gain / loss 2,351
INCREASE IN NET ASSETS FROM OPERATIONS
$ 10,895

T. Rowe Price Limited-Term Bond Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 8,544 $ 8,096
Net realized gain (loss) 90 (712)
Change in net unrealized gain / loss 2,261 1,942
Increase in net assets from operations 10,895 9,326
Distributions to shareholders
Net earnings
Limited-Term Bond Portfolio Class (7,679) (7,352)
Limited-Term Bond Portfolio-II Class (879) (715)
Decrease in net assets from distributions (8,558) (8,067)
Capital share transactions
*
Shares sold
Limited-Term Bond Portfolio Class 41,269 32,304
Limited-Term Bond Portfolio-II Class 7,723 5,202
Distributions reinvested
Limited-Term Bond Portfolio Class 7,679 7,355
Limited-Term Bond Portfolio-II Class 879 716
Shares redeemed
Limited-Term Bond Portfolio Class (36,489) (36,766)
Limited-Term Bond Portfolio-II Class (5,336) (3,285)
Increase in net assets from capital share transactions 15,725 5,526
Net Assets
Increase during period 18,062 6,785
Beginning of period 192,288 185,503
End of period $ 210,350 $ 192,288
*Share information (000s)
Shares sold
Limited-Term Bond Portfolio Class 8,742 6,903
Limited-Term Bond Portfolio-II Class 1,644 1,117
Distributions reinvested
Limited-Term Bond Portfolio Class 1,624 1,573
Limited-Term Bond Portfolio-II Class 187 154
Shares redeemed
Limited-Term Bond Portfolio Class (7,731) (7,854)
Limited-Term Bond Portfolio-II Class (1,136) (707)
Increase in shares outstanding 3,330 1,186

T. Rowe Price Limited-Term Bond Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Limited-Term Bond Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Limited-
Term Bond Portfolio (Limited-Term Bond Portfolio Class) and the Limited-Term Bond Portfolio–II (Limited-Term Bond
Portfolio–II Class). Limited-Term Bond Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule
12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. Limited-Term Bond Portfolio–
II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. Rowe Price Limited-Term Bond Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Limited-Term Bond Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2025, and the related location on the accompanying Statement of Assets and
Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 139,669 $ — $ 139,669
Asset-Backed Securities — 41,817 305 42,122
Non-U.S. Government Mortgage-Backed Securities — 18,692 214 18,906
Short-Term Investments 4,306 5,162 — 9,468
Securities Lending Collateral 1,052 — — 1,052
Total Securities 5,358 205,340 519 211,217
Futures Contracts* 110 — — 110
Total $ 5,468 $ 205,340 $ 519 $ 211,327
Liabilities
Futures Contracts* $ 12 $ — $ — $ 12
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S. Government & Agency Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. Rowe Price Limited-Term Bond Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-
traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, securities valued at $404,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 110
*
Total $ 110
*
Liabilities
Interest rate derivatives Futures $ 12
Total $ 12
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (17) $ — $ (2) $ — $ (19)
Credit derivatives (24) 5 — (6) (25)
Total $ (41) $ 5 $ (2) $ (6) $ (44)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ — $ (91) $ — $ (91)
Total $ — $ — $ (91) $ — $ (91)
^ Options purchased are reported as securities.

T. Rowe Price Limited-Term Bond Portfolio

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 34% and 41% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 17% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums

T. Rowe Price Limited-Term Bond Portfolio

paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches”
or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO.
Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter

T. Rowe Price Limited-Term Bond Portfolio

into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $1,015,000; the value of cash collateral and related investments was $1,052,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S.
government securities aggregated $89,593,000 and $79,395,000, respectively, for the year ended December 31,
2025. Purchases and sales of U.S. government securities aggregated $109,942,000 and $107,602,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. Rowe Price Limited-Term Bond Portfolio

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended December 31, 2025, the fund utilized $49,000 of capital loss carryforwards.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Prior to May 1, 2025, Price Associates had entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by
Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.50%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital gains, if any) $ 8,558 $ 8,067
($000s)
Cost of investments $ 210,205
Unrealized appreciation $ 1,573
Unrealized depreciation (561)
Net unrealized appreciation (depreciation) $ 1,012
($000s)
Undistributed ordinary income $ 100
Net unrealized appreciation (depreciation) 1,012
Loss carryforwards and deferrals (6,504)
Total distributable earnings (loss) $ (5,392)

T. Rowe Price Limited-Term Bond Portfolio

the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $202,000 and allocated ratably in the amounts of $180,000 and $22,000 for the Limited-Term Bond Portfolio Class and Limited-Term Bond Portfolio-II Class, respectively, for the year ended
December 31, 2025. Including these amounts, expenses previously waived/paid by Price Associates in the amount of
$324,000 remain subject to repayment by the fund at December 31, 2025.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $125,000 for Price Associates and $7,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. Rowe Price Limited-Term Bond Portfolio

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Limited-Term Bond Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Fixed Income Series, Inc. and Shareholders of T. Rowe Price Limited-Term
Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Limited-Term Bond Portfolio (constituting T. Rowe Price Fixed Income Series, Inc., referred to hereafter as the "Fund")
as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended
December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Limited-Term Bond Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $7,775,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E303-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2026